Short-Term Borrowings	12 Months Ended
Dec. 31, 2025
Short-Term Borrowings [Abstract]
SHORT-TERM BORROWINGS

9. SHORT-TERM BORROWINGS

As of December 31, 2024 and 2025, short-term borrowings consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB	USD

Guangdong Yueken Microcredit Co., Ltd	5,000	7,000	1,001
Tianjin Jincheng Bank Co., Ltd.	—	375	54
China Merchants Bank Co., Ltd. Beijing Branch	—	5,000	715
China CITIC Bank Loan	5,000	5,000	715
Short-term borrowings	10,000	17,375	2,485

In 2024, Guangxi Yimutian Xinnong Technology Co., Ltd. (Guangxi Yimutian), a subsidiary of the WFOE, obtained a number of one-year loans in the aggregate amount of RMB5,000 from Guangdong Yueken Microcredit Co., Ltd bearing a simple interest of 12% per annum. In 2025, Guangxi Yimutian Xinnong Technology Co., Ltd. (Guangxi Yimutian), a subsidiary of the WFOE, obtained a number of one-year loans in the aggregate amount of RMB5,000 from Guangdong Yueken Microcredit Co., Ltd bearing a simple interest of 12% per annum. During 2025, Guangxi Yimutian fully repaid the outstanding RMB5,000 borrowings and obtained new one-year loans from the same lender with an aggregate principal amount of RMB7,000 at similar terms.

On February 7, 2024, Yimutian Xinnong obtained a 12-month short-term credit bank borrowing from China CITIC Bank amounting to of RMB5,000 bearing interest of 3.55% per annum. In February 2025, Yimutian Xinnong repaid the China CITIC loan of RMB5,000. In 2025, Yimutian Xinnong new 12-month short-term credit bank borrowing from China CITIC Bank in amounts of RMB5,000 bearing interest of 3.1% per annum. The new borrowing from China CITIC Bank represents a renewal of the previous facility upon maturity.

In 2025, Yimutian Xinnong obtained a 12-month short-term credit bank borrowing from Tianjin Jincheng Bank Co., Ltd. amounting to RMB1,500 bearing interest of 14.4% per annum. As of December 31, 2025, Yimutian Xinnong repaid the loan of RMB1,125. In addition, during 2025, the Group obtained short-term borrowings from China Merchants Bank Co., Ltd., Beijing Branch, with an aggregate principal amount of RMB5,000. These borrowings are unsecured and bear interest at market rates.

All borrowings are unsecured and are repayable within one year. The Group’s borrowings are primarily obtained from financial institutions and are subject to standard repayment terms and interest rates. Management monitors liquidity and funding requirements on an ongoing basis. No significant covenant breaches or defaults were identified during the reporting period.